Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 365,000	$ 329,000	$ 315,000
Savings accounts	2,662,000	3,333,000	3,872,000
Time deposits and money market accounts	11,064,000	10,138,000	14,313,000
Total interest expense	14,091,000	13,800,000	18,500,000
Maturities of Time Deposits [Abstract]
Under 1 year	790,320,000
1 to 2 years	333,911,000
2 to 3 years	17,852,000
3 to 4 years	4,713,000
4 to 5 years	16,265,000
Over 5 years	172,000
Time Deposits, Total	1,163,233,000
Amount Included in time deposits with balance in $250000 or more	$ 85,300,000